Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	FG Merger II Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001906364
Amendment Flag	false